Share capital - Schedule of changes in number of warrants outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Share based compensation and warrant reserve [Abstract]
Warrants outstanding, Opening balance	6,749,109	467,451	546,212
Warrants, Issued	212,162	6,335,758	67,598
Warrants, Exercised			(12,167)
Warrants, Expired	(4,476)	(54,100)	(134,192)
Warrants outstanding, Closing Balance	6,956,795	6,749,109	467,451
Weighted average exercise price, Warrants outstanding opening balance	$ 5.62	$ 10.20	$ 9.47
Weighted average exercise price warrants issued	1.93	5.27	10.45
Weighted average exercise price warrants exercised			7.81
Weighted average exercise price warrants expired	5.43	4.97	7.64
Weighted average exercise price, Warrants outstanding closing balance	$ 5.50	$ 5.62	$ 10.20